Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net loss	$ (859)	¥ (5,604)	¥ (13,449)	¥ (44,295)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	959	6,257	3,479	1,111
Amortization	2,107	13,749	10,632	9,021
Deferred income taxes	(113)	(740)	(9,322)	(2,447)
Impairment of intangible assets, ROU and goodwill	186	1,215	923	804
Provision for accounts receivable	0	0	65	394
Provision for other receivables	364	2,375	629	838
Share-based compensation	12,669	82,667	64,799	89,622
Non-cash operating lease expenses	736	4,805
Unrealized foreign exchange (gain)/loss	22	146	(10)	(179)
(Gain)/loss on disposals of intangible assets	(497)	(3,243)	3,840	(930)
Net loss on disposals of property and equipment	50	325		38
Gain on disposal of long-term investment	0	0	(1,037)
Share of net loss (income) from equity method investees	0	0	(162)	1,449
Changes in fair value of contingent considerations	(189)	(1,233)	1,000
Changes in fair value of short-term investment	(5,445)	(35,527)
Changes in operating assets and liabilities:
Amounts due from related parties	2,819	18,392	11,422	(25,922)
Accounts receivable	(14,904)	(97,246)	(112,386)	(15,729)
Prepayments and other current assets	(1,252)	(8,167)	(11,343)	23,672
Other non-current assets	(1,017)	(6,639)	(51,803)	(28,160)
Accounts payable	4,881	31,848	78,797	4,544
Accrued expenses and other current liabilities	(243)	(1,585)	12,682	(649)
Lease liabilities	(828)	(5,402)
Income taxes payable	(441)	(2,878)	15,142	29
Other non-current liabilities	2,697	17,595	13,726	6,596
Net cash provided by operating activities	1,702	11,110	17,624	19,807
Cash flows from investing activities
Purchase of short-term investments	(522,531)	(3,409,514)	(2,691,570)	(2,578,512)
Proceeds from sales of short-term investments	505,711	3,299,763	2,715,000	2,554,750
Purchase of long-term investments	0	0	(1,015)	(2,250)
Prepayment for long-term investments	0	0		(30,215)
Proceeds from disposal of long-term investment	0	0	11,000
Return of long-term investment	100	650
Acquisitions of businesses, net of cash acquired	(4,219)	(27,528)	(2,478)	(7,008)
Purchase of property and equipment	(523)	(3,411)	(17,753)	(3,864)
Proceeds from disposals of property and equipment	15	100		854
Acquisitions of intangible assets	(9,039)	(58,982)	(21,868)	(32,484)
Proceeds from disposals of intangible assets	2,265	14,779	21,167	4,448
Loans to a related party	(451)	(2,940)
Net cash (used in) provided by investing activities	(28,672)	(187,083)	12,483	(94,281)
Cash flows from financing activities
Proceeds from short-term debt	23,142	151,000	116,000	85,800
Repayments of short-term debt	(34,107)	(222,550)	(45,800)	(36,900)
Proceeds from long-term debt	14	94	15,177
Repayments of long-term debt	(1,323)	(8,633)	(3,768)
Capital contributions by shareholders	0	0		28,695
Payments of deferred IPO costs	(1,683)	(10,979)	(1,059)
Net proceeds from initial public offering	37,419	244,161
Capital contributions from non-controlling interests of a subsidiary	0			4,900
Net cash provided by financing activities	23,462	153,093	80,550	82,495
Effect of exchange rate changes on cash and restricted cash	(20)	(144)	(1,221)	179
Net (decrease) increase in cash and restricted cash	(3,528)	(23,024)	109,436	8,200
Cash and restricted cash, at the beginning of year	19,430	126,779	17,343	9,143
Cash and restricted cash, at the end of year	15,902	103,755	126,779	17,343
Supplemental disclosures of cash flow information:
Interest paid	1,247	8,139	5,935	3,777
Income tax paid	1,820	11,878	835	77
Supplemental disclosures of non-cash investing activities:
Purchase of property and equipment included in short-term and long-term debt	0	0		8,512
Cash consideration for business acquisition included in current liabilities	664	4,328
Non-cash consideration for business acquisition	2,950	19,252
Contingent consideration for business acquisition included in other non-current liabilities	445	2,900		¥ 7,400
Extinguishment of pre-existing receivables included in non-current assets as a result of business acquisition	0	0	¥ 11,165
Operating lease liabilities arising from obtaining right-of-use assets	5,710	37,256
Non-monetary acquired intangible assets	$ 1,406	¥ 9,177